Non-Hedge Derivative Gains (Losses) in Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Receipts from (payments on) settlement			$ 13,604	$ (19,906)	$ (23,491)	$ 45,490	$ 160,275
Non-hedge derivative (gains) losses	72,528	47,296	62,065	(13,630)	34,408	38,595	11,169
Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value	18,701	55,176	14,716	5,008	50,004	8,610	(79,480)
Receipts from (payments on) settlement	9,275	(13,060)	11,976	(16,342)	(16,801)	27,332	116,445
Costless collar
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value	43,682	5,934	34,574	(671)	3,540	(24,846)	(53,044)
Receipts from (payments on) settlement	2,599	156	2,632	490	1,250	28,268	49,019
Basis protection swaps
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value	(1,202)	798	(829)	1,939	4,355	9,341	(16,582)
Receipts from (payments on) settlement	$ (527)	$ (1,708)	$ (1,004)	$ (4,054)	$ (7,940)	$ (10,110)	$ (5,189)